Employee Defined Benefit Obligations - Summary of Major Categories of Plan Assets, Measured at Fair Value (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value of plan assets [Line Items]
Cash and cash equivalents	$ 23.1	$ 9.6
Fair value of plan assets	560.3	575.2
Level 1
Disclosure of fair value of plan assets [Line Items]
Equities	43.1	149.1
Corporate bonds and fixed income	9.9	130.6
Pooled fund liability-driven investments	26.2	21.2
Property funds	1.6	10.1
Level 2 and 3 of fair value hierarchy
Disclosure of fair value of plan assets [Line Items]
Cash and cash equivalents	10.3	0.9
Corporate bonds and fixed income	27.9	41.2
Annuity policies	317.5	127.0
Equities and property	$ 100.7	$ 85.5